Right-of-Use Asset - Schedule of Right-of-Use Asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Right-of-Use Assets [Line Items]
Opening balance	R$ 233,836	R$ 161,231
Total cost	516,895
Cumulative depreciation	(236,802)
Book balance, net	280,093	233,836
New contracts	28,108	115,035
Business combination	41,817
Remeasurement	35,800	14,833
Write-off	(2,627)	(343)
(-) Depreciation / Amortization	(56,746)	(58,046)
Exchange rate variation	(95)	1,126
Land – Farms [Member]
Schedule of Right-of-Use Assets [Line Items]
Opening balance	222,614	156,661
Total cost	473,744
Cumulative depreciation	(216,152)
Book balance, net	R$ 257,592	222,614
Annual depreciation rates (weighted average) - %	10.00%
New contracts	R$ 7,864	103,912
Business combination	41,817
Remeasurement	35,800	14,827
Write-off	(791)	(176)
(-) Depreciation / Amortization	(49,610)	(53,661)
Exchange rate variation	(102)	1,051
Buildings and improvements [Member]
Schedule of Right-of-Use Assets [Line Items]
Opening balance	1,046	951
Total cost	8,288
Cumulative depreciation	(3,017)
Book balance, net	R$ 5,271	1,046
Annual depreciation rates (weighted average) - %	3.00%
New contracts	R$ 5,056	591
Business combination
Remeasurement
Write-off
(-) Depreciation / Amortization	(830)	(533)
Exchange rate variation	(1)	37
Vehicles and Agricultural Machinery [Member]
Schedule of Right-of-Use Assets [Line Items]
Opening balance	10,176	3,619
Total cost	34,863
Cumulative depreciation	(17,633)
Book balance, net	R$ 17,230	10,176
Annual depreciation rates (weighted average) - %	7.00%
New contracts	R$ 15,188	10,532
Business combination
Remeasurement		6
Write-off	(1,836)	(167)
(-) Depreciation / Amortization	(6,306)	(3,852)
Exchange rate variation	R$ 8	R$ 38